Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Stock-Based Compensation
Stock-Based Compensation

10.     Stock-Based Compensation

On June 30, 2016, the Company established the 2016 Stock Option Plan (the ‘‘2016 Plan’’). The 2016 Plan provides for grants of restricted stock units and stock options to executives, directors, consultants, advisors and key employees which allow option holders to purchase stock in Ping Identity Holding Corp. The Company has 6,800,000 shares of common stock reserved for issuance under the 2016 Plan.

On September 23, 2019, the Company adopted the Ping Identity Holding Corp. Omnibus Incentive Plan (the “2019 Omnibus Incentive Plan”). The 2019 Omnibus Incentive Plan provides for grants of (i) stock options, (ii) stock appreciation rights, (iii) restricted shares, (iv) performance awards, (v) other share-based awards and (vi) other cash-based awards to eligible employees, non-employee directors and consultants of the Company. At March 31, 2020, the maximum number of shares of common stock available for issuance under the 2019 Omnibus Incentive Plan was 11,290,813 shares.

Stock-based compensation expense for all equity arrangements for the three months ended March 31, 2020 and 2019 was as follows:

	Three Months Ended March 31,
	2020	2019

Subscription cost of revenue	$146	$—
Professional services and other cost of revenue	84	—
Sales and marketing	797	222
Research and development	888	215
General and administrative	942	622
Total	$2,857	$1,059

Restricted Stock Units

The Company grants RSUs that generally vest over one to four years. The weighted-average grant-date fair value of RSUs granted during the three months ended March 31, 2020 and 2019 was $24.28 and $13.30, respectively. The total intrinsic value of RSUs vested during the three months ended March 31, 2020 and 2019 was $0.4 million and $0.0 million, respectively. As of March 31, 2020, there was $20.0 million of total unrecognized compensation, which will be recognized over the remaining weighted-average vesting period of 3.4 years using the straight-line method. A summary of the status of the Company’s unvested RSUs and activity for the three months ended March 31, 2020 is as follows:

		Weighted
		Average
		Grant Date
	Shares	Fair Value
Unvested as of December 31, 2019	1,415,629	$16.46
Granted	49,513	24.28
Forfeited/canceled	(61,882)	16.21
Vested	(17,170)	15.77
Unvested as of March 31, 2020	1,386,090	$16.75

Stock Options

No stock options were granted during the three months ended March 31, 2020 or 2019. A summary of the Company’s stock option activity and related information for the three months ended March 31, 2020 is as follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
			(in years)	(in thousands)
Outstanding as of December 31, 2019	5,945,878	$9.41	7.5	$88,520
Granted	—	—
Forfeited/canceled	(332,380)	9.02
Exercised	(403,601)	8.17		5,647
Outstanding as of March 31, 2020	5,209,897	$9.53	7.1	$54,633

As of March 31, 2020:
Vested and expected to vest	3,418,862	$9.56	7.1	$35,766
Vested and exercisable	2,314,738	$8.71	6.6	$26,174

As of March 31, 2020, unamortized stock-based compensation expense related to the time-based awards was $4.8 million, which will be recognized over the remaining weighted-average vesting term of 2.3 years. For the awards subject to performance and market conditions, unrecognized stock-based compensation expense as of March 31, 2020 was $7.9 million. As of March 31, 2020, these awards were not considered probable of meeting vesting requirements and accordingly, no expense was recorded and the timing of when this expense will be recognized is unknown.

Long-Term Incentive Plan

Grants under the Company’s long-term incentive plan (“LTIP”) are expected to vest following an initial public offering and registration of shares of common stock of Ping Identity Holding Corp. and Vista’s realized cash return on its investment in the Company equaling or exceeding $1.491 billion. As of March 31, 2020, these awards were not considered probable of meeting the vesting requirements and accordingly, no expense was recorded during the three months ended March 31, 2020 and the timing of when this expense will be recognized is unknown. During future reporting periods, if the awards are considered to be probable of meeting vesting requirements, this could result in a total expense of at least $18.2 million.

Other Liability-Classified Awards

In conjunction with the ShoCard acquisition (Note 5), the Company issued liability-classified awards to certain individuals with a stated value of $3.1 million and $2.3 million that vest on the first and second anniversary of the acquisition, respectively, and are subject to continuous service and other conditions. The liability-classified awards will be settled with a variable number of shares of the Company’s common stock at each anniversary date based on the satisfaction of such conditions. During the three months ended March 31, 2020, the Company recognized $0.3 million of stock-based compensation expense related to these awards.

10.     Stock-Based Compensation

On June 30, 2016, the Company established the 2016 Stock Option Plan (the “2016 Plan”). The 2016 Plan provides for grants of restricted stock units and stock options to executives, directors, consultants, advisors and key employees which allow option holders to purchase stock in Ping Identity Holding Corp. The Company has 6,800,000 shares of common stock reserved for issuance under the 2016 Plan.

In conjunction with the closing of the IPO on September 23, 2019, the Company adopted the Ping Identity Holding Corp. Omnibus Incentive Plan (the “2019 Omnibus Incentive Plan”). The 2019 Omnibus Incentive Plan provides for grants of (i) stock options, (ii) stock appreciation rights, (iii) restricted shares, (iv) performance awards, (v) other share-based awards and (vi) other cash-based awards to eligible employees, non-employee directors and consultants of the Company. As of December 31, 2019, the maximum number of shares of common stock available for issuance under the 2019 Omnibus Incentive Plan was 9,300,000 shares.

Stock-based compensation expense for all equity arrangements for the years ended December 31, 2019, 2018 and 2017 was as follows:

	Year Ended December 31,
	2019	2018	2017
	(in thousands)
Subscription cost of revenue	$141	$—	$—
Professional services and other cost of revenue	80	—	—
Sales and marketing	1,407	726	626
Research and development	1,364	342	297
General and administrative	3,340	1,780	1,601
Total	$6,332	$2,848	$2,524

Restricted Stock Units

The Company grants RSUs that generally vest over one to four years. The weighted-average grant-date fair value of RSUs granted during the years ended December 31, 2019, 2018 and 2017 was $16.49, $9.39 and $7.85, respectively. The total intrinsic value of RSUs vested during the years ended December 31, 2019, 2018 and 2017 was $0.7 million, $0.1 million and $0.0 million, respectively. As of December 31, 2019, there was $21.5 million of total unrecognized compensation, which will be recognized over the remaining weighted-average vesting period of 3.6 years using the straight-line method. A summary of the status of the Company’s unvested RSUs and activity for the year ended December 31, 2019 is as follows:

		Weighted
		Average
		Grant Date
	Shares	Fair Value
Unvested as of December 31, 2018	37,272	$8.29
Granted	1,474,996	16.49
Forfeited/canceled	(39,477)	15.99
Vested	(57,162)	12.25
Unvested as of December 31, 2019	1,415,629	$16.46

Stock Options

No options were granted during the year ended December 31, 2019. During the year ended December 31, 2018, the Company granted 1,413,251 time-based options and 706,628 options subject to performance and market conditions, both of which grant the holder the option to purchase common stock upon vesting. During the year ended December 31, 2017, the Company granted 569,970 time-based options and 284,984 options subject to performance and market conditions. Time-based options vest over four years with 25% vesting one year after grant and the remainder vesting ratably on a quarterly basis thereafter. Options subject to performance and market conditions vest upon the sale of the business subject to certain conditions specified in the 2016 Plan. All options have a 10 year contractual life, and an option holder must be an employee of the Company at the date of sale of the business.

A summary of the Company’s stock option activity and related information for the years ended December 31, 2019, 2018 and 2017 is as follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
			(in years)	(in thousands)
Outstanding as of December 31, 2018	6,398,982	$9.31	8.4	$25,678
Granted	—	—		—
Forfeited/canceled	(253,582)	7.97		2,739
Exercised	(199,522)	7.88		2,007
Outstanding as of December 31, 2019	5,945,878	$9.41	7.5	$88,520

As of December 31, 2019:
Vested and expected to vest	3,958,005	$9.42	7.5	$58,914
Vested and exercisable	2,485,010	$8.56	7.0	$39,118

As of December 31, 2019, unamortized stock-based compensation expense related to the time-based awards was $6.3 million, which will be recognized over the remaining weighted-average vesting term of 2.3 years. In conjunction with the IPO, the Company modified the vesting conditions of these awards to provide for the options to vest and become exercisable following an IPO and registration of shares of common stock of Ping Identity Holding Corp. and Vista Equity Partners (“Vista”) realizing a cash return on its investment in the Company equaling or exceeding $1.491 billion. Though the recognition of the remaining unamortized stock-based compensation expense may be accelerated, the modification did not result in incremental compensation cost.

For the awards subject to performance and market conditions, unrecognized stock-based compensation expense as of December 31, 2018 was $5.3 million. In conjunction with the IPO, the Company modified the vesting conditions of these awards to provide for the options to vest and become exercisable following an IPO and registration of shares of common stock of Ping Identity Holding Corp. and Vista’s realized cash return on its investment in the Company equaling or exceeding $1.491 billion. In accordance with ASC 718, the Company calculated the fair value of these options on the date of modification, noting an increase in the fair value from $5.1 million to $9.0 million on the date of modification, with the incremental increase in fair value representing additional unrecognized stock-based compensation expense. The following assumptions were used in calculating the fair value of these awards on the date of modification:

Risk-free rate	1.7%
Expected term	2.3	years
Dividend yield	—
Volatility	47.0%
Weighted-average fair value of modified options	$4.41

As of December 31, 2019, unamortized stock-based compensation expense related to the awards subject to performance and market conditions was $8.8 million. As these awards were not considered probable of meeting vesting requirements, no expense was recorded and the timing of when this expense will be recognized is unknown.

Long-Term Incentive Plan

In conjunction with the IPO, the Company amended its long-term incentive plan (“LTIP”) which could provide cash compensation to certain employees upon vesting and are thus liability-classified awards. Grants under the plan are expected to vest following an IPO and registration of shares of common stock of Ping Identity Holding Corp. and Vista’s realized cash return on its investment in the Company equaling or exceeding $1.491 billion. The awards expire upon the earlier of (i) the sale of Vista’s shares of common stock of Ping Identity Holding Corp., or (ii) August 2, 2026. The Company will remeasure the fair value of the awards at each reporting period until the awards are settled, which includes the evaluation of the probability of the awards meeting vesting conditions. As of December 31, 2019, these awards were not considered probable of meeting the vesting requirements and accordingly, no expense was recorded during the year ended December 31, 2019 and the timing of when this expense will be recognized is unknown. During future reporting periods, if the awards are considered to be probable of meeting vesting requirements, this could result in a total expense of at least $18.8 million.